AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Account")
                         Supplement to OVERTURE MEDLEY!
                          Prospectus Dated May 1, 2004
                          Supplement Dated May 1, 2004

The PORTFOLIO COMPANY OPERATING EXPENSES chart and footnote for OVERTURE MEDLEY! Fidelity Portfolios at pages 8-9, are revised to read as follows:

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total after
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
FIDELITY (R) (Service Class 2)

o        VIP Asset Manager SM                0.53%        0.25%    0.13%      0.91%       -             0.91% (5)
o        VIP Asset Manager: Growth(R)        0.58%        0.25%    0.22%      1.05%       -             1.05% (5)
o        VIP Contrafund(R)                   0.58%        0.25%    0.10%      0.93%       -             0.93% (5)
o        VIP Equity-Income                   0.48%        0.25%    0.09%      0.82%       -             0.82% (5)
o        VIP Growth                          0.58%        0.25%    0.09%      0.92%       -             0.92% (5)
o        VIP High Income                     0.58%        0.25%    0.12%      0.95%       -             0.95%
o        VIP Investment Grade Bond           0.43%        0.25%    0.11%      0.79%       -             0.79%
o        VIP Overseas                        0.73%        0.25%    0.18%      1.16%       -             1.16% (5)
---------------------------------------------------------------------------------------------------------------------

     (5) Total Expenses of portfolios after any applicable reimbursement and/or directed brokerage/custodial expense reductions:
                    VIP Asset Manager                              0.89%
                    VIP Asset Manager: Growth                      1.04%
                    VIP Contrafund                                 0.90%
                    VIP Equity-Income                              0.81%
                    VIP Growth                                     0.89%
                    VIP Overseas                                   1.12%


       Please retain this Supplement with the current prospectus for your variable Policy issued by
                   Ameritas Variable Life Insurance Company.

                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.